Investments - Contractual maturities of income securities (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AFS securities
Amortized cost of fixed maturities, available for sale	$ 31,444,747	$ 31,517,654	$ 27,728,771
Fixed maturities, at fair value	32,647,573	32,257,589	29,359,034
Trading Securities [Abstract]
Amortized cost of fixed maturities, trading	1,367,908	1,263,609	1,180
Fixed maturities, trading at fair value	1,409,583	1,235,699	1,171
Excluding Life Funds Withheld Assets
AFS securities
Due less than one year, amortized cost	2,156,182	2,106,851	1,972,224
Due less than one year, fair value	2,151,862	2,104,106	1,980,429
Due after 1 through 5 years, amortized cost	13,787,996	14,051,494	8,919,037
Due after 1 through 5 years, fair value	14,020,514	14,143,461	9,113,651
Due after 5 through 10 years, amortized cost	5,622,857	5,680,830	4,232,396
Due after 5 through 10 years, fair value	5,828,464	5,740,954	4,412,569
Due after 10 years, amortized cost	1,387,736	1,374,997	1,494,315
Due after 10 years, fair value	1,503,414	1,423,156	1,705,022
Subtotal - amortized cost	22,954,771	23,214,172	16,617,972
Subtotal - fair value	23,504,254	23,411,677	17,211,671
Mortgage and asset-backed securities - amortized cost	6,061,625	5,625,450	6,809,460
Mortgage and asset-backed securities - fair value	6,179,962	5,692,809	6,965,798
Amortized cost of fixed maturities, available for sale	29,016,396	28,839,622	23,427,432
Fixed maturities, at fair value	29,684,216	29,104,486	24,177,469
Life Funds Withheld Assets
AFS securities
Due less than one year, amortized cost	78,629	81,700	117,048
Due less than one year, fair value	88,560	92,921	125,326
Due after 1 through 5 years, amortized cost	361,106	386,810	638,526
Due after 1 through 5 years, fair value	391,528	416,743	685,787
Due after 5 through 10 years, amortized cost	470,386	491,621	1,004,698
Due after 5 through 10 years, fair value	547,171	558,805	1,165,348
Due after 10 years, amortized cost	1,296,240	1,452,267	2,059,637
Due after 10 years, fair value	1,678,901	1,784,653	2,649,279
Subtotal - amortized cost	2,206,361	2,412,398	3,819,909
Subtotal - fair value	2,706,160	2,853,122	4,625,740
Mortgage and asset-backed securities - amortized cost	221,990	265,634	481,430
Mortgage and asset-backed securities - fair value	257,197	299,981	555,825
Amortized cost of fixed maturities, available for sale	2,428,351	2,678,032	4,301,339
Fixed maturities, at fair value	2,963,357	3,153,103	5,181,565
Trading Securities [Abstract]
Amortized cost of fixed maturities, trading	1,367,908	1,263,609
Fixed maturities, trading at fair value	1,409,583	1,235,699
Life Funds Withheld Assets | Cost
Trading Securities [Abstract]
Trading securities due less than one year	8,177	4,573	0
Trading securities due after 1 through 5 years	290,320	278,163	0
Trading securities due after 5 through 10 years	314,590	280,487	1,180
Trading securities due after 10 years	722,772	668,737	0
Trading Securities Debt Maturities And Short Term Investments Fixed Maturities	1,335,859	1,231,960	1,180
Mortgage and asset-backed securities	32,049	31,649	0
Amortized cost of fixed maturities, trading	1,367,908	1,263,609	1,180
Life Funds Withheld Assets | Fair value
Trading Securities [Abstract]
Trading securities due less than one year	8,831	5,096	0
Trading securities due after 1 through 5 years	291,356	272,220	0
Trading securities due after 5 through 10 years	320,720	277,920	1,171
Trading securities due after 10 years	756,432	649,592	0
Trading Securities Debt Maturities And Short Term Investments Fixed Maturities	1,377,339	1,204,828	1,171
Mortgage and asset-backed securities	32,244	30,871	0
Fixed maturities, trading at fair value	1,409,583	1,235,699	1,171
RMBS - Agency | Excluding Life Funds Withheld Assets
AFS securities
Mortgage and asset-backed securities - amortized cost	4,259,838	3,697,756	3,625,171
Mortgage and asset-backed securities - fair value	4,367,007	3,757,971	3,728,576
Amortized cost of fixed maturities, available for sale	4,259,838	3,697,756	3,625,171
Fixed maturities, at fair value	4,367,007	3,757,971	3,728,576
RMBS - Agency | Life Funds Withheld Assets
AFS securities
Mortgage and asset-backed securities - amortized cost	597	591	3,301
Mortgage and asset-backed securities - fair value	733	752	3,782
Amortized cost of fixed maturities, available for sale	597	591	3,301
Fixed maturities, at fair value	733	752	3,782
Trading Securities [Abstract]
Amortized cost of fixed maturities, trading	1,917	370
Fixed maturities, trading at fair value	1,869	368
RMBS - Agency | Life Funds Withheld Assets | Cost
Trading Securities [Abstract]
Mortgage and asset-backed securities	1,917	370	0
RMBS - Agency | Life Funds Withheld Assets | Fair value
Trading Securities [Abstract]
Mortgage and asset-backed securities	1,869	368	0
RMBS - Non-Agency | Excluding Life Funds Withheld Assets
AFS securities
Mortgage and asset-backed securities - amortized cost	303,377	319,876	404,398
Mortgage and asset-backed securities - fair value	302,843	328,540	427,351
Amortized cost of fixed maturities, available for sale	303,377	319,876	404,398
Fixed maturities, at fair value	302,843	328,540	427,351
RMBS - Non-Agency | Life Funds Withheld Assets
AFS securities
Mortgage and asset-backed securities - amortized cost	23,172	24,401	71,075
Mortgage and asset-backed securities - fair value	25,829	26,953	85,335
Amortized cost of fixed maturities, available for sale	23,172	24,401	71,075
Fixed maturities, at fair value	25,829	26,953	85,335
Commercial mortgage-backed securities | Excluding Life Funds Withheld Assets
AFS securities
Mortgage and asset-backed securities - amortized cost	317,886	401,713	1,033,819
Mortgage and asset-backed securities - fair value	325,485	405,316	1,052,544
Amortized cost of fixed maturities, available for sale	317,886	401,713	1,033,819
Fixed maturities, at fair value	325,485	405,316	1,052,544
Commercial mortgage-backed securities | Life Funds Withheld Assets
AFS securities
Mortgage and asset-backed securities - amortized cost	92,586	107,968	168,886
Mortgage and asset-backed securities - fair value	108,914	122,481	193,167
Amortized cost of fixed maturities, available for sale	92,586	107,968	168,886
Fixed maturities, at fair value	108,914	122,481	193,167
Trading Securities [Abstract]
Amortized cost of fixed maturities, trading	4,675	4,874
Fixed maturities, trading at fair value	4,760	4,803
Commercial mortgage-backed securities | Life Funds Withheld Assets | Cost
Trading Securities [Abstract]
Mortgage and asset-backed securities	4,675	4,874	0
Commercial mortgage-backed securities | Life Funds Withheld Assets | Fair value
Trading Securities [Abstract]
Mortgage and asset-backed securities	4,760	4,803	0
Collateralized debt obligations | Excluding Life Funds Withheld Assets
AFS securities
Mortgage and asset-backed securities - amortized cost	25,845	41,679	717,544
Mortgage and asset-backed securities - fair value	21,729	32,410	692,034
Amortized cost of fixed maturities, available for sale	25,845	41,679	717,544
Fixed maturities, at fair value	21,729	32,410	692,034
Other asset-backed securities | Excluding Life Funds Withheld Assets
AFS securities
Mortgage and asset-backed securities - amortized cost	1,154,679	1,164,426	1,028,528
Mortgage and asset-backed securities - fair value	1,162,898	1,168,572	1,065,293
Amortized cost of fixed maturities, available for sale	1,154,679	1,164,426	1,028,528
Fixed maturities, at fair value	1,162,898	1,168,572	1,065,293
Other asset-backed securities | Life Funds Withheld Assets
AFS securities
Mortgage and asset-backed securities - amortized cost	105,635	132,674	238,168
Mortgage and asset-backed securities - fair value	121,721	149,795	273,541
Amortized cost of fixed maturities, available for sale	105,635	132,674	238,168
Fixed maturities, at fair value	121,721	149,795	273,541
Trading Securities [Abstract]
Amortized cost of fixed maturities, trading	25,457	26,405
Fixed maturities, trading at fair value	25,615	25,700
Other asset-backed securities | Life Funds Withheld Assets | Cost
Trading Securities [Abstract]
Mortgage and asset-backed securities	25,457	26,405	0
Other asset-backed securities | Life Funds Withheld Assets | Fair value
Trading Securities [Abstract]
Mortgage and asset-backed securities	$ 25,615	$ 25,700	$ 0